Debt and Capital Structure - Summary of Net Debt to Capitalization (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Borrowings [abstract]
Net Debt	$ 5,255	$ 4,614
Shareholders’ Equity	28,374	29,754	$ 29,591	$ 28,698
Capitalization	$ 33,629	$ 34,368
Net Debt to Capitalization (percent)	16.00%	13.00%